Equity based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The following table summarizes the number of awards outstanding under the VIP and the Five-Year Compensation Arrangement:

Number of Awards ('000s)	2018	2017
Opening balance	1,685	1,738
Granted	932	563
Vested	(520)	(539)
Forfeited	(166)	(77)
Closing balance	1,931	1,685